Summary of significant accounting policies - Prepayments and Security deposits (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Credit losses	$ 0	$ 117,000	$ 0	$ 0	$ 0
Security deposits, allowance for expected credit loss	$ 3,375	389,528	$ 0	2,582,761	0
Security deposits
Summary of significant accounting policies
Security deposits, allowance for expected credit loss		$ 0		$ 691,099	$ 0